Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Long Term Debt

	December 31, 2017	December 31, 2016
2019 Notes	$—	$420,000
2022 Notes	360,000	—
Less repurchase of Notes (note 7(a))	—	(54,212)
Less original issue discount	(3,600)	(6,300)
Amortization of original issue discount	133	3,910
2022 Notes / 2019 Notes (note 7(d) and (a))	356,533	363,398
Revolving Credit Facility (note 7(b))	—	39,200
Secured Term Loan (note 7(c))	—	24,375
Super Senior Term Loan (note 7(e))	54,800	—
Less: Deferred financing costs (note 7(e))	(12,818)	(7,100)
Balance	398,515	419,873
Less: Current portion of 2019 Notes (note 7(a))	—	(19,501)
Less: Current portion of Secured Term Loan (note 7(c))	—	(11,525)
Less: Current portion of Super Senior Term Loan (note 7(e))	(40,000)	—
Non-current portion of Long-Term Debt	$358,515	$388,847

Schedule of Repayment of Long Term Debt, Notes and Super Senior Term Loan

Based on scheduled repayments from January 1, 2018 the long term debt, comprising the 2022 Notes and the Super Senior Term Loan, will be reduced in each of the relevant periods as follows:

Year ending December 31,
2018	$40,000
2019	40,000
2020	40,000
2021	35,000
2022	259,800
414,800
Less: original issue discount	(3,467)
Less: deferred financing costs	(12,818)
$398,515

Schedule of Deferred Financing Cost
	December 31, 2017	December 31, 2016
Opening balance	$7,100	$10,611
Expenditure in the period	13,177	—
Amortization included within interest expense	(7,459)	(3,511)
Closing balance	$12,818	$7,100